Long-Term Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt And Lines Of Credit [Abstract]
Debt Amounts Included In Consolidated Balance Sheet

	December 31,
	2011	2010
Principal amount of convertible debentures	$186,956	$186,956
Unamortized debt discount	(20,172)	(27,748)
Carrying amount of convertible debentures	$166,784	$159,208
Additional paid in capital (net of tax)	$31,310	$31,310

Interest Expense Included In Consolidated Income Statement

	December 31,
	2011	2010	2009
Cash interest expense	$5,175	$4,224	$4,350
Non-cash amortization of debt discount	7,576	7,081	6,617
Amortization of debt costs	1,137	654	632
Total interest expense	$13,888	$11,959	$11,599

Schedule Of Total Amounts Of Interest Paid
2011	$4,754
2010	4,113
2009	4,667

Financial Debt Covenants
Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj.
EBITDA)	< 3.50 to 1.00	1.09 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash
Flow/Consolidated Fixed Charges)	> 1.50 to 1.00	2.47 to 1.00

Annual Operating Lease Commitment	< $30.0 million	$19.8 million